Financial Instruments - Additional Information (Detail) - Logitel Offshore Holding [Member] - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 11, 2014	Aug. 31, 2014	Jun. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%
Portion of purchase price paid in cash	$ 4,000	$ 4,000
Potential additional cash amount for purchase price	$ 27,600	$ 27,600
Business Combination, Contingent Consideration Arrangements, Description			If there are no yard cost overruns and no charterer late delivery penalties; the two unchartered UMS under construction are chartered above specified rates; and no material defects from construction are identified within one year after the delivery of each UMS. To the extent such events occur, the potential additional amount of $27.6 million will be reduced in accordance with the terms of the purchase agreement.
Estimated fair value of contingent consideration liability			$ 15,292
Weighted average cost of capital, discount rate			11.50%